Retirement Benefits Plan - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits [Abstract]
Total cost charged to profit or loss	$ 499	$ 662	$ 749